Fair values of financial instruments carried at fair value - Financial instruments carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2023
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 386,439	$ 385,122
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	35,969	36,445
Financial liabilities	17,218	14,242
Recurring fair value measurement | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	86,363	72,122
Recurring fair value measurement | Trading liabilities | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Trading liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	53,362	46,579
Recurring fair value measurement | Trading liabilities | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Trading liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	32,972	25,476
Recurring fair value measurement | Trading liabilities | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Trading liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	29	67	$ 47	$ 784
Recurring fair value measurement | Trading liabilities | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	173,751	158,456
Recurring fair value measurement | Financial liabilities designated at fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	206	1,345
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,297	1,370
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	197	1,345
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	158,933	146,353
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	9	0
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,521	10,733	9,020	9,117
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	254,662	237,854
Recurring fair value measurement | Derivatives | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	9	16
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,565	1,853
Recurring fair value measurement | Derivatives | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	248,429	232,559
Recurring fair value measurement | Derivatives | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7	13
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,668	3,442	3,671	2,842
Recurring fair value measurement | Derivatives | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2	3
Recurring fair value measurement | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	423,987	366,153
Recurring fair value measurement | Trading assets | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	59	113
Recurring fair value measurement | Trading assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	328,170	267,638
Recurring fair value measurement | Trading assets | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9	26
Recurring fair value measurement | Trading assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	88,974	92,418
Recurring fair value measurement | Trading assets | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	50	87
Recurring fair value measurement | Trading assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,843	6,097	5,223	6,675
Recurring fair value measurement | Trading assets | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	138,942	133,063
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,067	6,351
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	50,524	46,436
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,521	6,327
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	63,046	61,267
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,702	24
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,372	25,360	24,590	19,744
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	844	0
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	255,995	237,740
Recurring fair value measurement | Derivatives | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	38	14
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,272	1,798
Recurring fair value measurement | Derivatives | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	251,677	233,759
Recurring fair value measurement | Derivatives | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36	9
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,046	2,183	2,634	2,149
Recurring fair value measurement | Derivatives | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2	5
Recurring fair value measurement | Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	386,439	385,122
Recurring fair value measurement | Financial investments | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,883	201
Recurring fair value measurement | Financial investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	308,181	300,795
Recurring fair value measurement | Financial investments | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,682	157
Recurring fair value measurement | Financial investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	76,550	81,522
Recurring fair value measurement | Financial investments | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	201	44
Recurring fair value measurement | Financial investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,708	2,805	$ 2,120	$ 2,734
Recurring fair value measurement | Financial investments | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 0